CONDENSED CONSOLIDATED INTERIM CASH FLOW STATEMENTS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS - OPERATING ACTIVITIES
Comprehensive loss for the period	$ (17,034)	$ (13,415)
Adjustments required to reflect net cash used in operating activities (see appendix below)	3,977	1,112
Net cash used in operating activities	(13,057)	(12,303)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(58,000)	(23,751)
Maturities of short-term deposits	15,776	24,335
Purchase of property and equipment	(38)	(1)
Net cash provided by (used in) investing activities	(42,262)	583
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance costs	46,856	13,411
Exercise of warrants	10,907	0
Employee stock options exercised	7	8
Repayments of loans	(1,648)	(1,331)
Repayments of lease liabilities	(122)	(121)
Net cash provided by financing activities	56,000	11,967
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	681	247
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	16,831	5,297
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(28)	(21)
CASH AND CASH EQUIVALENTS - END OF PERIOD	17,484	5,523
Income and expenses not involving cash flows:
Depreciation and amortization	362	533
Exchange differences on cash and cash equivalents	28	21
Fair value adjustments of warrants	4,889	(250)
Share-based compensation	832	922
Warrant issuance costs	0	593
Interest and exchange differences on short-term deposits	(103)	(171)
Interest on loans	176	36
Exchange differences on lease liability	(26)	(8)
Total income and expense not involving cash flows	6,158	1,676
Changes in operating asset and liability items:
Increase in prepaid expenses and other receivables	(1,212)	(146)
Decrease in accounts payable and accruals	(969)	(418)
Total Change in operating asset and liability	(2,181)	(564)
Total Adjustments required to reflect net cash used in operating acivities	3,977	1,112
Supplemental information on interest received in cash	39	300
Supplemental information on interest paid in cash	350	534
Supplemental information on non-cash transactions:
Acquisition of right-of-use asset	171	0
Exercise of warrants (portion related to accumulated fair value adjustments)	$ 10,295	$ 0